Capital Group Global Equity ETF

6455 Irvine Center Drive

Irvine, California 92618

February 7, 2024

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Capital Group Global Equity ETF

On behalf of Capital Group Global Equity ETF (the “Fund”), we hereby file Form N-8A under the Investment Company Act of 1940. If you have any questions about the enclosed, please contact me at (213) 615-0047.

Sincerely,

/s/ Joshua R. Diggs

Joshua R. Diggs

Enclosure